Tigress [Member] Average Annual Total Returns - Tigress - Tigress Shares	12 Months Ended	27 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	4.85%
Performance Inception Date		Sep. 30, 2022